Pay vs Performance Disclosure Unit_pure in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
Versus
Performance

The following table reports the compensation of our Principal Executive Officer (“PEO”) and the average compensation of the other Named Executive Officers (“Other NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to
recently adopted
SEC
rules.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO Siwek 1 ($)	Summary Compensation Table Total for PEO Lockard 1 ($)	Compensation Actually Paid to PEO Siwek 2 ($)	Compensation Actually Paid to PEO Lockard 2 ($)	Average Summary Compensation Table Total for non-PEO NEOs 3,4,5 ($)	Average Compensation Actually Paid to non-PEO NEOs 2 ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return 6 ($)	Net Income 7 (in thousands) ($)	Adjusted EBITDA 8 (in thousands) ($)

2022	4,350,542	N/A	2,721,473	N/A	1,626,186	1,171,610	55	143	(65,305)	73,557

2021	3,430,367	N/A	(4,217,634)	N/A	1,042,912	(1,973,973)	81	96	(159,548)	2,377

2020	3,450,007	3,652,150	10,981,695	12,718,438	1,465,313	4,320,081	285	60	(19,027)	94,498

1
In May 2020, Mr. Siwek assumed the role of Chief Executive Officer in addition to his role as President, while Mr. Lockard assumed the role of Chairman of the Board. Mr. Siwek was the sole CEO for 2021 and 2022.

2	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, as adjusted as follows (a) :

	2020				2021		2022
	PEO Siwek ($)	PEO Lockard ($)		Average Non-PEO NEOs ($)	PEO Siwek ($)	Average Non-PEO NEOs ($)	PEO Siwek ($)	Average Non-PEO NEOs ($)

Total Compensation in the SCT	3,450,007	3,652,150		1,465,313	3,430,367	1,042,912	4,350,542	1,626,186

Deduct grant date fair value (FV) of Option Awards and Stock Awards granted in fiscal year	(2,087,835)	(2,866,456)		(853,774)	(1,896,563)	(476,307)	(2,712,430)	(947,839)

Add FV at fiscal year end of outstanding and unvested awards granted during fiscal year	6,051,104	2,735,535		2,379,450	357,689	52,438	1,735,886	583,819

Add change in FV of outstanding and unvested awards granted in prior fiscal years	2,169,321	4,448,813		1,013,441	(5,146,787)	(944,108)	(381,780)	(60,505)

Add change in FV as of vesting date the awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year.	1,399,098	3,050,684		315,651	(962,340)	(309,504)	(270,745)	(30,051)

Add increase in fair value of modified awards		1,697,712	(b)

Deduct, for any awards granted in any prior fiscal years, that fail to meet vesting conditions during fiscal year, the fair value at the end of the prior fiscal year.	—	—		—	—	(1,339,404)	—	—

Compensation Actually Paid	10,981,695	12,718,438		4,320,081	(4,217,634)	(1,973,973)	2,721,473	1,171,610

a.
The table excludes rows related to the following deductions and additions because they were not applicable during the covered fiscal years: 1) service and prior service costs for defined benefit and actuarial pension plans; 2) fair value of awards that were granted and vest in the same year; and 3) the dollar value of any dividends or other earnings paid on
a
wards.

b.	Incremental fair value associated with modification to Mr. Lockard’s stock options. See 2021 Proxy Statement for additional information.

3	2022 Non-CEO NEOs include Messrs. Miller, Gossar, Gopalakri s hnan, Lavine, and Marra m .

4	2021 Non-CEO NEOs included Messrs. Gossar, Schumaker, Gopalakrishnan, Fishbach, and Hilderhoff.

5	2020 Non-CEO NEOs included Messrs. Schumaker, Hilderhoff, Gopalakrishnan, and Fishbach. Mr. Lockard was CEO until May 2020 and is included in a separate column of the table.

6
The S&P Small Cap 600 Energy (Sector) Index is used for purposes of calculating Peer Group Total Shareholder Return. We use this index in the stock performance graph of our annual report for our most recently completed fiscal year.

7	Represents GAAP net income as reflected in the Company’s audited financial statements, which inclu de s net income from continuing and discontinued operations.

8
Represents Adjusted EBITDA from continuing and discontinued operations. We define EBITDA, a non-GAAP
financial measure, as net income or loss plus interest expense, income taxes and depreciation and amortization. We define Adjusted EBITDA as EBITDA plus any share-based compensation expense, plus or minus any foreign currency losses or income, plus or minus any losses or gains from the sale of assets and asset impairments, plus any restructuring charges. The 2022 Adjusted EBITDA does not reflect the billings adjustment used in the 2022 short-term incentive program. The billings adjustment was not included in the 2022 figure to maintain consistency with 2020 and 2021. Please see appendix material from the 2020, 2021, and 2022 proxy statements for a reconciliation between GAAP financial information from the
10-K
and the Adjusted EBITDA used in incentive programs. Please see Appendix B for a reconciliation between GAAP financial information and 2022 Adjusted
EBITDA
.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
3	2022 Non-CEO NEOs include Messrs. Miller, Gossar, Gopalakri s hnan, Lavine, and Marra m .

4	2021 Non-CEO NEOs included Messrs. Gossar, Schumaker, Gopalakrishnan, Fishbach, and Hilderhoff.

5	2020 Non-CEO NEOs included Messrs. Schumaker, Hilderhoff, Gopalakrishnan, and Fishbach. Mr. Lockard was CEO until May 2020 and is included in a separate column of the table.

Peer Group Issuers, Footnote [Text Block]			The S&P Small Cap 600 Energy (Sector) Index is used for purposes of calculating Peer Group Total Shareholder Return. We use this index in the stock performance graph of our annual report for our most recently completed fiscal year.
Adjustment To PEO Compensation, Footnote [Text Block]
2	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, as adjusted as follows (a) :

	2020				2021		2022
	PEO Siwek ($)	PEO Lockard ($)		Average Non-PEO NEOs ($)	PEO Siwek ($)	Average Non-PEO NEOs ($)	PEO Siwek ($)	Average Non-PEO NEOs ($)

Total Compensation in the SCT	3,450,007	3,652,150		1,465,313	3,430,367	1,042,912	4,350,542	1,626,186

Deduct grant date fair value (FV) of Option Awards and Stock Awards granted in fiscal year	(2,087,835)	(2,866,456)		(853,774)	(1,896,563)	(476,307)	(2,712,430)	(947,839)

Add FV at fiscal year end of outstanding and unvested awards granted during fiscal year	6,051,104	2,735,535		2,379,450	357,689	52,438	1,735,886	583,819

Add change in FV of outstanding and unvested awards granted in prior fiscal years	2,169,321	4,448,813		1,013,441	(5,146,787)	(944,108)	(381,780)	(60,505)

Add change in FV as of vesting date the awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year.	1,399,098	3,050,684		315,651	(962,340)	(309,504)	(270,745)	(30,051)

Add increase in fair value of modified awards		1,697,712	(b)

Deduct, for any awards granted in any prior fiscal years, that fail to meet vesting conditions during fiscal year, the fair value at the end of the prior fiscal year.	—	—		—	—	(1,339,404)	—	—

Compensation Actually Paid	10,981,695	12,718,438		4,320,081	(4,217,634)	(1,973,973)	2,721,473	1,171,610

Non-PEO NEO Average Total Compensation Amount			$ 1,626,186	$ 1,042,912	$ 1,465,313
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,171,610	(1,973,973)	4,320,081
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, as adjusted as follows (a) :

	2020				2021		2022
	PEO Siwek ($)	PEO Lockard ($)		Average Non-PEO NEOs ($)	PEO Siwek ($)	Average Non-PEO NEOs ($)	PEO Siwek ($)	Average Non-PEO NEOs ($)

Total Compensation in the SCT	3,450,007	3,652,150		1,465,313	3,430,367	1,042,912	4,350,542	1,626,186

Deduct grant date fair value (FV) of Option Awards and Stock Awards granted in fiscal year	(2,087,835)	(2,866,456)		(853,774)	(1,896,563)	(476,307)	(2,712,430)	(947,839)

Add FV at fiscal year end of outstanding and unvested awards granted during fiscal year	6,051,104	2,735,535		2,379,450	357,689	52,438	1,735,886	583,819

Add change in FV of outstanding and unvested awards granted in prior fiscal years	2,169,321	4,448,813		1,013,441	(5,146,787)	(944,108)	(381,780)	(60,505)

Add change in FV as of vesting date the awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year.	1,399,098	3,050,684		315,651	(962,340)	(309,504)	(270,745)	(30,051)

Add increase in fair value of modified awards		1,697,712	(b)

Deduct, for any awards granted in any prior fiscal years, that fail to meet vesting conditions during fiscal year, the fair value at the end of the prior fiscal year.	—	—		—	—	(1,339,404)	—	—

Compensation Actually Paid	10,981,695	12,718,438		4,320,081	(4,217,634)	(1,973,973)	2,721,473	1,171,610

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important performance measures used to link compensation actually paid to our NEOs for the fiscal year ended December
31
, 2022:

a.	Adjusted EBITDA

b.	Stock price

c.	Total net sales
For additional details regarding our incentive program and performance measures, please see the sections titled “Annual Incentive” and “Long-Term Incentive—PSUs” in the CD&A section of this proxy statement.

Total Shareholder Return Amount			$ 55	81	285
Peer Group Total Shareholder Return Amount			143	96	60
Net Income (Loss)			$ (65,305,000)	$ (159,548,000)	$ (19,027,000)
Company Selected Measure Amount			73,557	2,377	94,498
PEO Name			Mr. Siwek	Mr. Siwek
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Represents Adjusted EBITDA from continuing and discontinued operations. We define EBITDA, a non-GAAP
			financial measure, as net income or loss plus interest expense, income taxes and depreciation and amortization. We define Adjusted EBITDA as EBITDA plus any share-based compensation expense, plus or minus any foreign currency losses or income, plus or minus any losses or gains from the sale of assets and asset impairments, plus any restructuring charges.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Stock price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Total net sales
Siwek [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 3,450,007	$ 4,350,542	$ 3,430,367	$ 3,450,007
PEO Actually Paid Compensation Amount		$ 10,981,695	2,721,473	(4,217,634)	10,981,695
PEO Name		Mr. Siwek
Lockard [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,652,150				3,652,150
PEO Actually Paid Compensation Amount	$ 12,718,438				12,718,438
PEO Name	Mr. Lockard
PEO [Member] | Siwek [Member] | Grant Date Fair Value (FV) of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,712,430)	(1,896,563)	(2,087,835)
PEO [Member] | Siwek [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,735,886	357,689	6,051,104
PEO [Member] | Siwek [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(381,780)	(5,146,787)	2,169,321
PEO [Member] | Siwek [Member] | Change in Fair Value as of Vesting Date the Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(270,745)	(962,340)	1,399,098
PEO [Member] | Lockard [Member] | Grant Date Fair Value (FV) of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,866,456)
PEO [Member] | Lockard [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,735,535
PEO [Member] | Lockard [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					4,448,813
PEO [Member] | Lockard [Member] | Change in Fair Value as of Vesting Date the Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					3,050,684
PEO [Member] | Lockard [Member] | Fair Value of Modified Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,697,712
Non-PEO NEO [Member] | Grant Date Fair Value (FV) of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(947,839)	(476,307)	(853,774)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			583,819	52,438	2,379,450
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(60,505)	(944,108)	1,013,441
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date the Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (30,051)	(309,504)	$ 315,651
Non-PEO NEO [Member] | Awards Granted in Any Fiscal Years, that Fail to Meet Vesting Conditions During Fiscal Year, the Fair value at the End of the Prior Fiscal Year. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (1,339,404)